Credit impairment charges (Details) - GBP (£) £ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans and advances, impairment charges			£ 3,060	£ 1,214	£ 774
Provision for undrawn contractually committed facilities and guarantees provided			547	55	(48)
Loans impairment, impairment charges			3,607	1,269	726
Loans and advances, recoveries and reimbursements			(368)	(73)	(86)
Provision for undrawn contractually committed facilities and guarantees provided, recoveries and reimbursements			0	0	0
Loans impairment, recoveries and reimbursements			(368)	(73)	(86)
Impairment charges			3,745	1,275	729
recoveries and reimbursements			(368)	(73)	(86)
Credit impairment charges			3,377	1,202	643
Gain on recovery of loans and advances previously written off			4
Loan commitments and financial guarantee contracts [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans impairment, impairment charges			547	55	(48)
Financial guarantee contracts [member] | Third parties [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges			364
UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		£ 217
recoveries and reimbursements		£ (16)
Credit impairment charges	£ 0		0		201
Financial assets at fair value through other comprehensive income [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges			0	0	4
recoveries and reimbursements			0	0	0
Credit impairment charges			0	0	4
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges			2,692	1,141	688
Loans and advances [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges			3,239	1,196	640
Cash collateral and settlement balances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges			2	1	(1)
recoveries and reimbursements			0	0	0
Credit impairment charges			2	1	(1)
Other financial assets [member] | Financial assets at amortised cost [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges			136	5	0
recoveries and reimbursements			0	0	0
Credit impairment charges			£ 136	£ 5	£ 0